American Century Investments®
Quarterly Portfolio Holdings
High-Yield Municipal Fund
February 29, 2024

High-Yield Municipal - Schedule of Investments
FEBRUARY 29, 2024 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
MUNICIPAL SECURITIES — 99.2%
Alabama — 1.3%
Black Belt Energy Gas District Rev., VRN, 4.00%, 4/1/53 (GA: Goldman Sachs Group, Inc.)	3,075,000	3,072,375
Black Belt Energy Gas District Rev., VRN, 5.50%, 11/1/53 (GA: Goldman Sachs Group, Inc.)	1,000,000	1,062,906
Jefferson County Sewer Rev., 5.50%, 10/1/53	1,000,000	1,093,741
Southeast Energy Authority A Cooperative District Rev., VRN, 5.00%, 1/1/54 (LIQ FAC: Royal Bank of Canada)	2,400,000	2,549,813
		7,778,835
Alaska — 0.1%
Northern Tobacco Securitization Corp. Rev., 4.00%, 6/1/50	375,000	379,929
Arizona — 6.2%
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/51(1)	2,840,000	2,674,567
Arizona Industrial Development Authority Rev., (Doral Academy of Nevada), 5.00%, 7/15/49	1,675,000	1,614,575
Arizona Industrial Development Authority Rev., (Kaizen Education Foundation), 5.70%, 7/1/47(1)	2,000,000	2,022,778
Arizona Industrial Development Authority Rev., (Legacy Cares, Inc.), 7.75%, 7/1/50(1)(2)(3)	7,000,000	420,000
Arizona Industrial Development Authority Rev., (Legacy Cares, Inc.), 6.00%, 7/1/51(1)(2)(3)	1,400,000	84,000
Arizona Industrial Development Authority Rev., (Mirabella at ASU, Inc.), VRN, 5.35%, 10/1/28(1)	840,000	770,457
Arizona Industrial Development Authority Rev., (Odyssey Preparatory Academy, Inc.), 5.50%, 7/1/52(1)	5,000,000	4,772,110
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/50(1)	1,600,000	1,262,316
Glendale Industrial Development Authority Rev., (People of Faith, Inc. Obligated Group), 5.00%, 5/15/56	3,500,000	2,977,036
Industrial Development Authority of the City of Phoenix Arizona Rev., (AZ GFF Tiyan LLC), 5.375%, 2/1/41	840,000	788,374
Industrial Development Authority of the City of Phoenix Arizona Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/45(1)	1,500,000	1,454,006
Industrial Development Authority of the City of Phoenix Arizona Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/46(1)	1,500,000	1,443,118
Industrial Development Authority of the City of Phoenix Arizona Rev., (Legacy Traditional School Obligated Group), 6.75%, 7/1/44(1)	2,000,000	2,011,336
Industrial Development Authority of the City of Phoenix Arizona Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/46(1)	500,000	487,491
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.625%, 6/15/45(1)	2,000,000	2,006,538
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/57(1)	1,000,000	750,017
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/57(1)	1,860,000	1,394,609
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/49(1)	2,450,000	2,357,918
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 4.00%, 7/1/56(1)	1,220,000	952,416
Phoenix Civic Improvement Corp. Rev., (Phoenix Wastewater Rev.), 5.25%, 7/1/47	1,000,000	1,129,674
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/50	1,500,000	1,644,356
Sundance Community Facilities District Special Assessment, 6.50%, 7/1/29	81,000	81,090
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 6.00%, 10/1/37(1)	800,000	568,261
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 6.125%, 10/1/47(1)	4,650,000	2,907,197
		36,574,240
Arkansas — 0.5%
Arkansas Development Finance Authority Rev., (United States Steel Corp.), 5.45%, 9/1/52	2,000,000	2,040,466
Arkansas Development Finance Authority Rev., (United States Steel Corp.), 5.70%, 5/1/53	670,000	694,619
		2,735,085
California — 4.6%
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/49	380,000	370,535
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(4)	8,000,000	1,611,927
California County Tobacco Securitization Agency Rev., Capital Appreciation, 0.00%, 6/1/55(4)	1,000,000	192,738
California Municipal Finance Authority COP, (Palomar Health Obligated Group), 5.25%, 11/1/52 (AGM)	665,000	745,961
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(1)	500,000	506,368
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/41(1)	500,000	500,632

City & County of San Francisco Special Tax District No. Special Tax, (City & County of San Francisco Dist No. 2020-1 Development), 5.75%, 9/1/50(1)	850,000	881,652
CSCDA Community Improvement Authority Rev., (1818 Platinum Triangle-Anaheim), 3.25%, 4/1/57(1)	3,000,000	2,121,139
CSCDA Community Improvement Authority Rev., (1818 Platinum Triangle-Anaheim), 4.00%, 4/1/57(1)	3,640,000	2,602,268
CSCDA Community Improvement Authority Rev., (Altana Apartments), 4.00%, 10/1/56(1)	2,500,000	1,937,644
CSCDA Community Improvement Authority Rev., (Escondido Portfolio), 4.00%, 12/1/59(1)	3,500,000	2,121,865
CSCDA Community Improvement Authority Rev., (Orange Portfolio), 4.00%, 3/1/57(1)	1,765,000	1,294,173
CSCDA Community Improvement Authority Rev., (Parallel-Anaheim), 4.00%, 8/1/56(1)	2,490,000	2,078,480
CSCDA Community Improvement Authority Rev., (Westgate Apartments), 4.00%, 9/1/46(1)	825,000	678,433
CSCDA Community Improvement Authority Rev., (Westgate Apartments), 4.00%, 6/1/57(1)	1,670,000	1,078,428
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 6.85%, 1/15/42	500,000	607,463
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/66(4)	9,750,000	1,109,869
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/61(1)	2,665,000	2,205,015
Hastings Campus Housing Finance Authority Rev., Capital Appreciation, VRN, 0.00%, 7/1/61(1)	7,660,000	2,916,709
Sunnyvale Special Tax, 7.75%, 8/1/32	1,310,000	1,314,143
		26,875,442
Colorado — 3.2%
Brighton Crossing Metropolitan District No. 4 GO, 4.00%, 12/1/27	326,000	319,877
Brighton Crossing Metropolitan District No. 4 GO, 5.00%, 12/1/37	525,000	526,072
Brighton Crossing Metropolitan District No. 4 GO, 5.00%, 12/1/47	1,220,000	1,190,743
Brighton Crossing Metropolitan District No. 6 GO, 5.00%, 12/1/50	1,000,000	891,408
City & County of Denver Airport System Rev., 5.75%, 11/15/45	750,000	849,358
City & County of Denver Airport System Rev., 5.00%, 11/15/53	1,000,000	1,047,688
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), 5.50%, 11/1/47	400,000	436,694
Cornerstar Metropolitan District GO, 4.50%, 12/1/27	272,000	271,335
Denver International Business Center Metropolitan District No. 1 GO, 6.00%, 12/1/48	2,290,000	2,311,108
Denver Urban Renewal Authority Tax Allocation, (9th & Colorado Urban Redevelopment Area), 5.25%, 12/1/39(1)	1,750,000	1,774,462
Fiddlers Business Improvement District GO, 5.55%, 12/1/47(1)	1,000,000	1,020,967
Morgan Hill Metropolitan District No. 3 GO, 4.00%, 12/1/51	1,455,000	1,157,519
One Horse Business Improvement District Rev., 6.00%, 6/1/24	265,000	265,177
Southlands Metropolitan District No. 1 GO, 5.00%, 12/1/37	500,000	502,471
Southlands Metropolitan District No. 1 GO, 5.00%, 12/1/47	1,000,000	978,694
State of Colorado COP, 6.00%, 12/15/38	810,000	990,334
State of Colorado COP, 6.00%, 12/15/40	1,345,000	1,631,362
Village Metropolitan District GO, 5.00%, 12/1/49	2,400,000	2,358,950
Water Valley Metropolitan District No. 1 GO, 5.25%, 12/1/40	300,000	301,136
		18,825,355
Connecticut — 0.8%
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/50(1)	3,750,000	3,400,293
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 5.00%, 1/1/55(1)	2,000,000	1,565,326
		4,965,619
Delaware — 0.6%
Delaware River & Bay Authority Rev., 5.00%, 1/1/44	425,000	473,102
Town of Millsboro Special Tax, 5.25%, 7/1/48(1)	2,996,000	2,960,861
		3,433,963
District of Columbia — 1.2%
District of Columbia Rev., (Rocketship DC Obligated Group), 5.75%, 6/1/54	750,000	751,683
District of Columbia Tobacco Settlement Financing Corp. Rev., Capital Appreciation, 0.00%, 6/15/46(4)	15,000,000	3,224,503
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/44	3,000,000	2,959,816
		6,936,002
Florida — 6.3%
Babcock Ranch Community Independent Special District Special Assessment, 5.25%, 11/1/46	250,000	250,981
Broward County Water & Sewer Utility Rev., 4.00%, 10/1/47	1,000,000	984,920
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/58	1,200,000	1,202,211
Escambia County Health Facilities Authority Rev., (Baptist Health Care Corp. Obligated Group), 4.00%, 8/15/45	4,860,000	4,387,742

Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc.), 5.00%, 9/15/50(1)	2,200,000	1,928,131
Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc.), 6.75%, 6/15/53(1)	1,500,000	1,635,321
Fort Lauderdale Water & Sewer Rev., 5.50%, 9/1/53	1,250,000	1,427,088
JEA Water & Sewer System Rev., 5.50%, 10/1/54	1,000,000	1,135,794
Lake County Rev., (Educational Charter Foundation of Florida, Inc.), 5.00%, 1/15/49(1)	800,000	740,991
Lake County Rev., (Educational Charter Foundation of Florida, Inc.), 5.00%, 1/15/54(1)	850,000	769,543
Miami-Dade County Industrial Development Authority Rev., (Pinecrest Academy, Inc.), 5.25%, 9/15/44	950,000	939,771
Miami-Dade County Seaport Department Rev., 5.25%, 10/1/52	700,000	742,365
Northern Palm Beach County Improvement District Special Assessment, 5.00%, 8/1/46	2,000,000	2,001,768
Pasco County Rev., (State of Florida Cigarette Tax Rev.), 5.75%, 9/1/54 (AGM)	960,000	1,079,286
Seminole County Industrial Development Authority Rev., (CCRC Development Corp. Obligated Group), 4.25%, 11/15/26	2,080,000	2,017,016
Tomoka Community Development District Special Assessment, 5.50%, 5/1/35	2,500,000	2,558,574
Village Community Development District No. 12 Special Assessment, 3.625%, 5/1/31	1,840,000	1,816,510
Village Community Development District No. 12 Special Assessment, 4.375%, 5/1/50	2,475,000	2,283,054
Village Community Development District No. 13 Special Assessment, 3.70%, 5/1/50	1,910,000	1,627,667
Village Community Development District No. 13 Special Assessment, 3.25%, 5/1/52	2,160,000	1,622,967
Village Community Development District No. 14 Special Assessment, 5.50%, 5/1/53	2,970,000	3,080,147
Village Community Development District No. 15 Special Assessment, 5.25%, 5/1/54(1)	1,000,000	1,027,838
Winter Garden Village at Fowler Groves Community Development District Special Assessment, 4.125%, 5/1/37	1,995,000	1,934,718
		37,194,403
Georgia — 3.8%
Atlanta Department of Aviation Rev., 5.00%, 7/1/52	2,100,000	2,200,311
Columbia County Hospital Authority Rev., (WellStar Health System Obligated Group), 5.125%, 4/1/48	775,000	839,704
Development Authority of White County Rev., (Truett-McConnell University, Inc. Obligated Group), 5.25%, 10/1/49	4,000,000	3,437,958
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 4.00%, 1/1/54	1,250,000	1,113,119
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 5.00%, 1/1/54(1)	4,020,000	3,626,379
Georgia Ports Authority Rev., 5.25%, 7/1/52	1,875,000	2,087,162
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 3/1/50 (GA: Citigroup Global Markets)	4,300,000	4,323,622
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 9/1/53 (GA: Royal Bank of Canada)	1,050,000	1,117,938
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 5/1/54 (GA: Citigroup, Inc.)	3,645,000	3,845,944
		22,592,137
Idaho — 1.0%
Idaho Health Facilities Authority Rev., (North Canyon Medical Center, Inc.), 7.125%, 11/1/57	1,000,000	1,049,685
Idaho Health Facilities Authority Rev., (Partners In Healthcare, Inc.), 5.50%, 11/1/45	3,250,000	3,048,340
Idaho Health Facilities Authority Rev., (State Luke's Health System Ltd. Obligated Group), 4.00%, 3/1/46	2,000,000	1,901,611
		5,999,636
Illinois — 7.3%
Chicago GO, 5.00%, 1/1/27	1,265,000	1,319,308
Chicago GO, 5.00%, 1/1/28	2,000,000	2,115,555
Chicago GO, 5.00%, 1/1/29	2,000,000	2,145,587
Chicago GO, 5.625%, 1/1/29	2,500,000	2,618,927
Chicago GO, 5.50%, 1/1/39	2,000,000	2,012,007
Chicago Board of Education GO, 5.00%, 12/1/42	3,815,000	3,814,697
Chicago Board of Education GO, 5.00%, 12/1/46	2,500,000	2,503,482
Chicago Board of Education GO, 6.50%, 12/1/46	1,000,000	1,046,789
Chicago Midway International Airport Rev., 5.75%, 1/1/48 (BAM)	715,000	801,877
Chicago O'Hare International Airport Rev., 5.50%, 1/1/53 (AGM)	1,000,000	1,074,844
Illinois Finance Authority Rev., (Ascension Health Credit Group), 4.00%, 2/15/36	2,400,000	2,431,087
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/47	3,500,000	3,451,898
Illinois Finance Authority Rev., (Intrinsic Schools), 6.00%, 12/1/45(1)	2,000,000	2,009,276
Illinois Finance Authority Rev., (Rush Obligated Group), 4.00%, 11/15/39	3,000,000	2,821,288
State of Illinois GO, 5.125%, 12/1/29	3,000,000	3,208,590
State of Illinois GO, 5.00%, 10/1/33	900,000	965,532
State of Illinois GO, 5.00%, 2/1/39	3,000,000	3,001,130
State of Illinois GO, 5.50%, 5/1/39	985,000	1,088,952

State of Illinois GO, 5.75%, 5/1/45	2,400,000	2,635,516
Western Illinois Economic Development Authority Rev., (Memorial Hospital Association), 4.00%, 6/1/36	2,000,000	1,770,824
		42,837,166
Indiana — 0.0%
Indiana Finance Authority Rev., (CHF - Tippecanoe LLC), 5.125%, 6/1/58	250,000	259,108
Iowa — 0.7%
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/48	3,720,000	3,172,236
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), 7.50%, 5/15/53	1,000,000	1,080,538
		4,252,774
Kansas — 0.1%
Prairie Village Tax Allocation, (Prairie Village Meadowbrook Redevelopment District), 3.125%, 4/1/36	870,000	816,001
Kentucky — 1.5%
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.50%, 2/1/44	1,335,000	1,353,076
Kentucky Public Energy Authority Rev., VRN, 4.00%, 12/1/49 (GA: Morgan Stanley)	7,500,000	7,511,467
		8,864,543
Louisiana — 0.7%
St. James Parish Rev., (NuStar Logistics LP), VRN, 6.10%, 12/1/40(1)	1,250,000	1,371,901
St. James Parish Rev., (NuStar Logistics LP), VRN, 5.85%, 8/1/41(1)	1,000,000	1,018,470
St. John the Baptist Parish LA Rev., (Marathon Oil Corp.), VRN, 4.05%, 6/1/37	1,500,000	1,488,768
		3,879,139
Maryland — 1.5%
Baltimore Rev., 5.00%, 6/1/51	1,200,000	1,203,187
Baltimore Rev., (Harbor Point Special Taxing District), 5.125%, 6/1/43	1,500,000	1,504,162
Brunswick Special Tax, 5.00%, 7/1/36	1,448,000	1,483,161
Maryland Economic Development Corp. Tax Allocation, (City of Baltimore Port Covington Development District), 4.00%, 9/1/50	3,370,000	2,865,809
Prince George's County Tax Allocation, (Westphalia Town Center Development District), 5.25%, 7/1/48(1)	2,000,000	1,984,621
		9,040,940
Massachusetts — 0.5%
Massachusetts Development Finance Agency Rev., (Boston Medical Center Corp. Obligated Group), 5.25%, 7/1/48	2,070,000	2,252,038
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/46(1)	1,000,000	960,930
		3,212,968
Michigan — 3.6%
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/47	2,500,000	2,381,920
Detroit GO, 5.50%, 4/1/45	1,540,000	1,614,707
Detroit GO, 5.00%, 4/1/46	3,000,000	3,053,569
Detroit GO, 5.00%, 4/1/50	1,250,000	1,264,291
Detroit GO, 5.50%, 4/1/50	1,820,000	1,889,594
Flint Hospital Building Authority Rev., (Hurley Medical Center), 4.00%, 7/1/41	2,500,000	2,292,312
Michigan Finance Authority Rev., (Corewell Health Obligated Group), 4.00%, 4/15/42	1,580,000	1,569,420
Michigan Finance Authority Rev., (Michigan Finance Authority Tobacco Settlement Rev.), 0.00%, 6/1/65(4)	1,500,000	169,998
Michigan Finance Authority Rev., (Thomas M Cooley Law School), 6.75%, 7/1/44(1)	4,395,000	3,998,124
State of Michigan Trunk Line Rev., 5.00%, 11/15/46	2,000,000	2,232,625
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.25%, 12/1/36 (AGM)	750,000	861,249
		21,327,809
Minnesota — 0.5%
Crookston Rev., (Riverview Healthcare Association), 5.00%, 5/1/51	4,100,000	2,850,137
Missouri — 2.2%
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 4.00%, 3/1/46	1,000,000	953,532
Health & Educational Facilities Authority of the State of Missouri Rev., (Mercy Health), 5.50%, 12/1/48	945,000	1,062,416
Industrial Development Authority of the City of St. Louis Missouri Rev., 4.75%, 11/15/47	2,500,000	1,918,947
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.25%, 9/1/53	5,000,000	4,660,275
St. Louis County Industrial Development Authority Rev., (Nazareth Living Center), 5.125%, 8/15/45	3,600,000	3,103,635

St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Specialty Hospital), 5.00%, 11/15/46	1,000,000	991,911
		12,690,716
Nebraska — 1.3%
Central Plains Energy Project Rev., VRN, 4.00%, 12/1/49 (LIQ FAC: Royal Bank of Canada) (GA: Royal Bank of Canada)	2,600,000	2,608,101
Central Plains Energy Project Rev., VRN, 5.00%, 5/1/53 (GA: Goldman Sachs & Company)	5,000,000	5,249,914
		7,858,015
Nevada — 2.8%
Clark County Special Assessment, (Special Improvement District No. 159), 5.00%, 8/1/30	1,190,000	1,202,079
Clark County Special Assessment, (Special Improvement District No. 159), 5.00%, 8/1/32	305,000	308,357
Clark County Special Assessment, (Special Improvement District No. 159), 5.00%, 8/1/35	565,000	570,547
Henderson Local Improvement Districts Special Assessment, 6.10%, 3/1/24	125,000	125,000
Las Vegas Special Improvement District No. 812 Special Assessment, 5.00%, 12/1/35	895,000	901,257
Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/49	805,000	658,702
Las Vegas Special Improvement District No. 817 Summerlin Village 29 Special Assessment, 6.00%, 6/1/53	500,000	519,340
Nevada Department of Business & Industry Rev., (Doral Academy of Nevada), 5.00%, 7/15/37	1,000,000	1,005,848
Nevada Department of Business & Industry Rev., (Doral Academy of Nevada), 5.00%, 7/15/47	1,400,000	1,362,308
North Las Vegas Special Assessment, (North Las Vegas Special Improvement District No. 64 Valley Vista), 4.25%, 6/1/34	565,000	562,318
North Las Vegas Special Assessment, (North Las Vegas Special Improvement District No. 64 Valley Vista), 4.50%, 6/1/39	685,000	674,235
North Las Vegas Special Assessment, (North Las Vegas Special Improvement District No. 64 Valley Vista), 4.625%, 6/1/43	560,000	548,508
North Las Vegas Special Assessment, (North Las Vegas Special Improvement District No. 64 Valley Vista), 4.625%, 6/1/49	925,000	883,716
Reno Rev., (Washoe County Sales Tax Rev.), Capital Appreciation, 0.00%, 7/1/58(1)(4)	6,500,000	865,463
Reno Rev., (Washoe County Sales Tax Rev.), Capital Appreciation, 0.00%, 7/1/58(1)(4)	13,000,000	1,360,440
Sparks Rev., 2.75%, 6/15/28(1)	2,365,000	2,283,312
Tahoe-Douglas Visitors Authority Rev., 5.00%, 7/1/45	2,850,000	2,878,180
		16,709,610
New Jersey — 3.8%
New Jersey Economic Development Authority Rev., 5.00%, 11/1/24	2,500,000	2,526,418
New Jersey Economic Development Authority Rev., 5.00%, 6/15/40	1,625,000	1,630,824
New Jersey Economic Development Authority Rev., (Beloved Community Charter School, Inc.), 5.00%, 6/15/49(1)	1,105,000	1,032,738
New Jersey Economic Development Authority Rev., (Beloved Community Charter School, Inc.), 5.00%, 6/15/54(1)	725,000	668,775
New Jersey Economic Development Authority Rev., (New Jersey Transit Corp.), 5.00%, 11/1/52	2,300,000	2,449,973
New Jersey Economic Development Authority Rev., (Port Newark Container Terminal LLC), 5.00%, 10/1/47	5,000,000	5,063,417
New Jersey Economic Development Authority Rev., (United Airlines, Inc.), 5.625%, 11/15/30	455,000	459,696
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/44	5,000,000	5,221,708
New Jersey Transportation Trust Fund Authority Rev., 5.50%, 6/15/50	1,000,000	1,109,057
Tobacco Settlement Financing Corp. Rev., 5.25%, 6/1/46	2,000,000	2,073,885
		22,236,491
New Mexico — 1.0%
Lower Petroglyphs Public Improvement District Special Tax, 5.00%, 10/1/33	500,000	496,339
Lower Petroglyphs Public Improvement District Special Tax, 5.00%, 10/1/38	450,000	434,435
Lower Petroglyphs Public Improvement District Special Tax, 5.00%, 10/1/48	1,200,000	1,128,138
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation, 4.00%, 5/1/33(1)	1,000,000	976,079
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation, 4.25%, 5/1/40(1)	2,750,000	2,580,550
		5,615,541
New York — 11.2%
Buffalo & Erie County Industrial Land Development Corp. Rev., (Orchard Park CCRC, Inc.), 5.00%, 11/15/37	1,500,000	1,508,127
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/37(1)	500,000	506,375
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/52(1)	1,000,000	970,482
Metropolitan Transportation Authority Rev., 4.00%, 11/15/47	3,805,000	3,688,389
Metropolitan Transportation Authority Rev., 5.25%, 11/15/55	5,000,000	5,297,522
New York City GO, 5.25%, 5/1/42	1,000,000	1,124,613

New York City GO, 5.00%, 4/1/43	7,040,000	7,422,263
New York City GO, 5.25%, 5/1/43	1,000,000	1,120,498
New York City GO, 4.00%, 9/1/46	1,240,000	1,223,726
New York City GO, VRDN, Series 1, 3.75%, 3/1/24 (SBBPA: JPMorgan Chase Bank N.A.)	760,000	760,000
New York City Industrial Development Agency Rev., (TrIPs Obligated Group), 5.00%, 7/1/28	865,000	865,217
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.00%, 6/15/50	10,000,000	10,731,316
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), VRDN, 3.75%, 3/1/24 (SBBPA: JPMorgan Chase Bank N.A.)	275,000	275,000
New York City Transitional Finance Authority Rev., (New York City Transitional Finance Authority Future Tax Secured Revenue), 5.25%, 2/1/53	1,500,000	1,656,599
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 3.75%, 3/1/24 (SBBPA: JPMorgan Chase Bank N.A.)	575,000	575,000
New York Counties Tobacco Trust Rev., 5.00%, 6/1/45	1,000,000	966,896
New York Counties Tobacco Trust Rev., 4.00%, 6/1/51	1,500,000	1,194,854
New York State Dormitory Authority Rev., (New York Institute of Technology), 5.00%, 7/1/41(5)	1,235,000	1,356,257
New York State Dormitory Authority Rev., (New York Institute of Technology), 5.00%, 7/1/44(5)	750,000	812,961
New York State Dormitory Authority Rev., (Northwell Health Obligated Group), 4.00%, 5/1/45	2,500,000	2,405,504
New York State Thruway Authority Rev., 5.25%, 1/1/54	1,000,000	1,105,668
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/41	4,500,000	4,558,024
New York Transportation Development Corp. Rev., 5.00%, 6/30/49 (AGM)	1,000,000	1,050,003
New York Transportation Development Corp. Rev., 6.00%, 6/30/54	1,095,000	1,206,109
New York Transportation Development Corp. Rev., (American Airlines, Inc.), 3.00%, 8/1/31 (GA: American Airlines Group)	1,870,000	1,742,024
New York Transportation Development Corp. Rev., (Delta Air Lines, Inc.), 5.625%, 4/1/40	1,630,000	1,771,059
New York Transportation Development Corp. Rev., (Delta Air Lines, Inc.), 4.375%, 10/1/45	2,000,000	1,973,452
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 4.00%, 12/1/40	3,800,000	3,709,617
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/41	2,535,000	2,659,959
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.75%, 11/1/48 (AGM)	500,000	584,587
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/39	320,000	323,100
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/49	640,000	624,746
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/54	465,000	445,315
		66,215,262
North Carolina — 1.2%
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 5.00%, 10/1/35	1,000,000	977,630
North Carolina Medical Care Commission Rev., (Moravian Home, Inc.), 5.00%, 10/1/48	3,000,000	2,486,362
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/49	1,500,000	1,302,313
North Carolina Medical Care Commission Rev., (Southminster, Inc.), 5.00%, 10/1/37	1,500,000	1,482,482
North Carolina Turnpike Authority Rev., 5.00%, 1/1/58 (AGM)	1,000,000	1,069,215
		7,318,002
Ohio — 4.7%
Buckeye Tobacco Settlement Financing Authority Rev., 5.00%, 6/1/55	15,380,000	14,678,024
Buckeye Tobacco Settlement Financing Authority Rev., Capital Appreciation, 0.00%, 6/1/57(4)	15,000,000	1,573,059
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.50%, 12/1/53	2,500,000	2,511,145
Columbus-Franklin County Finance Authority Rev., (Ohio Dominican University), 6.50%, 3/1/48	5,780,000	4,126,709
Muskingum County Rev., (Genesis Healthcare System Obligated Group), 5.00%, 2/15/44	2,500,000	2,319,150
Ohio Air Quality Development Authority Rev., (Pratt Paper, Inc.), 4.25%, 1/15/38 (GA: Pratt Industries, Inc.)(1)	1,000,000	984,509
Ohio Higher Educational Facility Commission Rev., (Cleveland Institute of Art), 5.50%, 12/1/53	1,900,000	1,781,237
		27,973,833
Oklahoma — 0.2%
Oklahoma Water Resources Board Rev., 4.125%, 10/1/53	1,300,000	1,284,257
Oregon — 0.4%
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 5.125%, 11/15/40	250,000	242,746
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 5.25%, 11/15/50	1,000,000	926,966
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 5.375%, 11/15/55	1,500,000	1,395,614
		2,565,326

Pennsylvania — 3.0%
Allegheny County Airport Authority Rev., 5.00%, 1/1/35 (AGM)	1,000,000	1,120,659
Berks County Industrial Development Authority Rev., (Tower Health Obligated Group), 5.00%, 11/1/47	3,000,000	1,555,730
Berks County Municipal Authority Rev., (Alvernia University), 5.00%, 10/1/49	1,225,000	1,098,129
Chester County Industrial Development Authority Special Assessment, (Woodlands at Greystone Neighborhood Improvement District), 5.00%, 3/1/38(1)	420,000	417,904
Chester County Industrial Development Authority Special Assessment, (Woodlands at Greystone Neighborhood Improvement District), 5.125%, 3/1/48(1)	847,000	812,055
Crawford County Hospital Authority Rev., (Meadville Medical Center Obligated Group), 6.00%, 6/1/46	1,500,000	1,523,047
Franklin County Industrial Development Authority Rev., (Menno-Haven, Inc. Obligated Group), 5.00%, 12/1/48	1,170,000	966,546
Lancaster County Hospital Authority Rev., (Brethren Village Obligated Group), 5.125%, 7/1/37	1,000,000	950,327
Pennsylvania Economic Development Financing Authority Rev., (Commonwealth of Pennsylvania Department of Transportation), 5.75%, 6/30/48	1,600,000	1,786,204
Pennsylvania Economic Development Financing Authority Rev., (Commonwealth of Pennsylvania Department of Transportation), 5.00%, 12/31/57 (AGM)	1,600,000	1,688,653
Philadelphia Authority for Industrial Development Rev., (First Philadelphia Preparatory Charter School), 7.25%, 6/15/43	1,500,000	1,512,706
Philadelphia Authority for Industrial Development Rev., (KIPP Philadelphia Charter School), 4.00%, 4/1/26	215,000	210,846
Philadelphia Authority for Industrial Development Rev., (KIPP Philadelphia Charter School), 5.00%, 4/1/46	1,000,000	919,721
Philadelphia Authority for Industrial Development Rev., (Philadelphia Performing Arts Charter School), 5.00%, 6/15/50(1)	1,000,000	982,692
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/36	1,000,000	960,098
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/46	1,050,000	931,306
		17,436,623
Puerto Rico — 2.1%
Puerto Rico GO, 5.375%, 7/1/25	1,412,437	1,434,068
Puerto Rico GO, 5.625%, 7/1/29	402,071	436,113
Puerto Rico GO, 5.75%, 7/1/31	390,528	436,154
Puerto Rico GO, 4.00%, 7/1/33	370,323	363,798
Puerto Rico GO, 4.00%, 7/1/35	332,871	323,103
Puerto Rico GO, 4.00%, 7/1/37	285,691	272,858
Puerto Rico GO, 4.00%, 7/1/41	388,431	360,788
Puerto Rico GO, 4.00%, 7/1/46	403,963	365,103
Puerto Rico GO, Capital Appreciation, 0.00%, 7/1/24(4)	60,379	59,581
Puerto Rico GO, Capital Appreciation, 0.00%, 7/1/33(4)	476,571	307,170
Puerto Rico GO, VRN, 0.00%, 11/1/43	1,641,486	962,321
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 4.33%, 7/1/40	2,500,000	2,488,571
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 4.75%, 7/1/53	3,000,000	3,001,716
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., Capital Appreciation, 0.00%, 7/1/46(4)	5,000,000	1,627,832
		12,439,176
Rhode Island — 0.2%
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/50	1,000,000	1,004,966
South Carolina — 1.8%
Berkeley County Special Assessment, (Berkeley County Nexton Improvement District), 4.375%, 11/1/49	1,500,000	1,275,295
Patriots Energy Group Financing Agency Rev., VRN, 5.25%, 10/1/54 (GA: Sumitomo Mitsui Banking)	1,500,000	1,606,275
South Carolina Jobs-Economic Development Authority Rev., (Greenville Renewable Energy Education Charter School Obligated Group), 4.00%, 6/1/56(1)	1,530,000	1,025,292
South Carolina Jobs-Economic Development Authority Rev., (Kiawah Life Plan Village, Inc.), 5.25%, 11/15/28	5,000,000	5,030,132
South Carolina Jobs-Economic Development Authority Rev., (Upstate Senior Living, Inc. Obligated Group), 5.00%, 11/15/42	585,000	548,457
South Carolina Jobs-Economic Development Authority Rev., (Upstate Senior Living, Inc. Obligated Group), 5.00%, 11/15/54	1,000,000	869,166
		10,354,617
Tennessee — 0.3%
Metropolitan Government Nashville & Davidson County Industrial Development Board Special Assessment, (South Nashville Central Business Improvement District), 4.00%, 6/1/51(1)	1,700,000	1,436,243
Nashville Metropolitan Development & Housing Agency Tax Allocation, 5.125%, 6/1/36(1)	500,000	510,700
		1,946,943

Texas — 6.3%
Austin Airport System Rev., 5.00%, 11/15/37	2,000,000	2,192,222
Board of Managers Joint Guadalupe County-City of Seguin Hospital Rev., 5.00%, 12/1/40	1,000,000	957,389
Board of Managers Joint Guadalupe County-City of Seguin Hospital Rev., 5.00%, 12/1/45	2,000,000	1,851,086
Clifton Higher Education Finance Corp. Rev., (International American Education Federation, Inc.), 6.125%, 8/15/48	9,950,000	10,187,162
Garland Independent School District GO, 5.00%, 2/15/48	2,000,000	2,197,326
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes Obligated Group), 5.00%, 1/1/37	1,750,000	1,630,422
Houston Airport System Rev., 5.25%, 7/1/48 (AGM)	2,500,000	2,701,739
Houston Airport System Rev., (United Airlines, Inc.), 4.00%, 7/15/41	1,740,000	1,588,167
Mission Economic Development Corp. Rev., (Natgasoline LLC), 4.625%, 10/1/31(1)	2,500,000	2,495,963
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Corpus Christi II LLC), 5.00%, 4/1/26, Prerefunded at 100% of Par(6)	1,850,000	1,921,723
Pottsboro Higher Education Finance Corp. Rev., (Imagine International Academy of North Texas LLC), 5.00%, 8/15/46	1,000,000	937,178
State of Texas GO, 5.00%, 8/1/41	2,300,000	2,324,071
Tarrant County Cultural Education Facilities Finance Corp. Rev., (MRC Senior Living Fort Worth Obligated Group), 4.00%, 11/15/27	3,365,000	3,219,648
Texas Private Activity Bond Surface Transportation Corp. Rev., (NTE Mobility Partners LLC), 5.50%, 12/31/58	2,625,000	2,889,493
		37,093,589
Utah — 0.6%
UIPA Crossroads Public Infrastructure District Tax Allocation, (AJL Project Area), 4.375%, 6/1/52(1)	4,250,000	3,712,924
Virginia — 2.3%
Cherry Hill Community Development Authority Special Assessment, 5.40%, 3/1/45(1)	995,000	1,000,562
Danville Industrial Development Authority Rev., (Averett University Obligated Group), 5.00%, 10/1/47	2,500,000	2,027,485
Dulles Town Center Community Development Authority Special Assessment, 4.25%, 3/1/26	1,140,000	1,117,599
Lower Magnolia Green Community Development Authority Special Assessment, 5.00%, 3/1/45(1)	1,905,000	1,860,112
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/37(1)	2,000,000	1,999,371
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/45(1)	2,250,000	2,148,025
Prince William County Industrial Development Authority Rev., (Westminster Presbyterian Retirement Community, Inc.), 5.00%, 1/1/26	1,165,000	1,157,712
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/47	1,000,000	947,313
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.375%, 9/1/29	1,190,000	1,228,720
		13,486,899
Washington — 3.4%
Grays Harbor County Public Hospital District No. 1 Rev., 6.875%, 12/1/53	1,000,000	1,040,145
Jefferson County Public Hospital District No. 2 Rev., 6.875%, 12/1/53	2,000,000	2,039,491
Port of Seattle Rev., 5.00%, 8/1/46	3,530,000	3,712,505
State of Washington GO, 5.00%, 2/1/42	5,000,000	5,195,330
State of Washington GO, 5.00%, 6/1/45	4,000,000	4,376,245
Tacoma Electric System Rev., 5.00%, 1/1/54	1,000,000	1,084,349
Washington State Housing Finance Commission Rev., (Bayview Manor Homes Obligated Group), 4.00%, 7/1/26(1)	425,000	409,000
Washington State Housing Finance Commission Rev., (Lutheran Retirement Home of Greater Seattle Obligated Group), 5.00%, 7/1/38(1)	830,000	685,217
Washington State Housing Finance Commission Rev., (Lutheran Retirement Home of Greater Seattle Obligated Group), 5.00%, 7/1/48(1)	1,900,000	1,414,444
		19,956,726
West Virginia — 0.9%
Monongalia County Tax Allocation, (Monongalia County Building Commission Development District No. 4), 5.75%, 6/1/43(1)	500,000	530,522
Monongalia County Tax Allocation, (Monongalia County Building Commission Development District No. 4), 6.00%, 6/1/53(1)	1,000,000	1,073,958
West Virginia Hospital Finance Authority Rev., (Vandalia Health, Inc. Obligated Group), 5.50%, 9/1/48 (AGM)	3,250,000	3,600,828
		5,205,308
Wisconsin — 3.5%
Public Finance Authority Rev., (Appalachian Regional Healthcare System Obligated Group), 4.00%, 7/1/51	1,100,000	855,194
Public Finance Authority Rev., (Appalachian Regional Healthcare System Obligated Group), 4.00%, 7/1/56	1,500,000	1,135,109

Public Finance Authority Rev., (Bancroft Neurohealth Obligated Group), 5.00%, 6/1/24(1)	1,575,000	1,573,767
Public Finance Authority Rev., (Bancroft Neurohealth Obligated Group), 5.125%, 6/1/48(1)	1,000,000	898,262
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/50 (AGM)	700,000	663,172
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/55 (AGM)	1,000,000	931,513
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/59 (AGM)	1,350,000	1,245,666
Public Finance Authority Rev., (CHF - Manoa LLC), 5.75%, 7/1/53(1)	1,330,000	1,406,046
Public Finance Authority Rev., (CHF - Manoa LLC), 6.75%, 7/1/63(1)	2,000,000	2,108,640
Public Finance Authority Rev., (North Carolina Leadership Charter Academy, Inc.), 5.00%, 6/15/49(1)	520,000	476,719
Public Finance Authority Rev., (North Carolina Leadership Charter Academy, Inc.), 5.00%, 6/15/54(1)	455,000	409,272
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/30, Prerefunded at 100% of Par(1)(6)	50,000	56,461
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/50(1)	950,000	937,694
Public Finance Authority Rev., (Southminster, Inc. Obligated Group), 5.00%, 10/1/53(1)	2,750,000	2,426,409
Public Finance Authority Rev., (UHF RISE Student Housing LLC), 4.00%, 7/1/61(1)	1,125,000	892,722
Public Finance Authority Rev., (UHF RISE Student Housing LLC), 5.25%, 7/1/61(1)	1,085,000	926,013
Public Finance Authority Rev., (Washoe Barton Medical Clinic), 4.00%, 12/1/51(1)	1,500,000	1,190,696
Wisconsin Health & Educational Facilities Authority Rev., (Bellin Memorial Hospital Obligated Group), 5.50%, 12/1/52	800,000	880,368
Wisconsin Health & Educational Facilities Authority Rev., (State Camillus Health System Obligated Group), 5.00%, 11/1/46	2,000,000	1,642,529
		20,656,252
TOTAL MUNICIPAL SECURITIES (Cost $612,583,364)		585,392,307
SHORT-TERM INVESTMENTS — 0.0%
Money Market Funds — 0.0%
Blackrock Liquidity Funds MuniCash (Cost $94,076)	94,067	94,076
TOTAL INVESTMENT SECURITIES — 99.2% (Cost $612,677,440)		585,486,383
OTHER ASSETS AND LIABILITIES — 0.8%		4,722,602
TOTAL NET ASSETS — 100.0%		$590,208,985

NOTES TO SCHEDULE OF INVESTMENTS
AGM	–	Assured Guaranty Municipal Corporation
BAM	–	Build America Mutual Assurance Company
COP	–	Certificates of Participation
GA	–	Guaranty Agreement
GO	–	General Obligation
LIQ FAC	–	Liquidity Facilities
SBBPA	–	Standby Bond Purchase Agreement
VRDN	–	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $129,101,783, which represented 21.9% of total net assets.
(2)Security is in default.
(3)Non-income producing.
(4)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(5)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(6)Escrowed to maturity in U.S. government securities or state and local government securities.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$585,392,307	—
Short-Term Investments	$94,076	—	—
	$94,076	$585,392,307	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended February 29, 2024 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Municipal Bond ETF	$8,429	—	$8,730	$301	—	—	$(547)	$102
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.